Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Feb. 28, 2025	Feb. 29, 2024
Operating
Net income		$ 196	$ 1,882
Adjustments for items not involving cash:
Non-cash items		5,616	2,744
Changes in non-cash working capital:
(Increase) decrease in amounts receivable		(320)	1,783
Increase in inventories		(2,838)	(709)
Decrease in prepaid and other assets		144	355
Increase in amounts payable and accrued liabilities		2,450	445
Decrease in income tax payable		(845)	(333)
Cash provided by operating activities		4,403	6,167
Investing
Exploration and evaluation assets and expenditures		(570)	(206)
Purchase of mineral property, plant and equipment		(4,923)	(4,848)
Increase in other long-term assets		(125)	(380)
Cash used in investing activities		(5,618)	(5,434)
Financing
Financing costs paid		(378)
Withholding taxes on settlement of share-based payments		(219)	(367)
Lease payments		(517)	(36)
Cash used in financing activities		(1,114)	(403)
Net (decrease) increase in cash		(2,329)	330
Cash and cash equivalents at beginning of the period	[1]	8,331	7,629
Cash and cash equivalents at end of the period	[1]	6,002	7,959
Taxes paid in cash		994	700
Interest paid on leases		$ 158	$ 2

[1]	Cash and cash equivalents are net of bank overdrafts ($1.0 million at February 28, 2025; $nil at August 31, 2024; $nil at February 29, 2024 and $nil at August 31, 2023). See Note 11.